Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at June 30, 2018 are as follows:

	Total $	Remainder of 2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	494,083	244,081	250,002	—
Equity-accounted joint ventures (ii)	763,318	243,990	320,028	199,300
	1,257,401	488,071	570,030	199,300

(i)
As at June 30, 2018, the Partnership had four LNG carrier newbuildings on order which are scheduled for delivery during 2018 and 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. The Partnership has secured $371 million of undrawn financing related to the remaining commitments for three of the four LNG carrier newbuildings included in the table above.

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of June 30, 2018. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2017. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $724 million of undrawn financing related to the Partnership's proportionate share of the remaining commitments included in the table above.